Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Apr. 07, 2017	Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	CANNASYS INC
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Central Index Key	0001417028
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,053,279,877
Entity Public Float			$ 292,757,387
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Aug. 25, 1999
Trading Symbol	mjtk